Balance Sheets (Unaudited for March 31, 2012) (USD $)	Mar. 31, 2012		Sep. 30, 2011
CURRENT ASSETS
Cash	$ 11,709		$ 197
Prepaid expenses	582		350
Total current assets	12,291		547
Total assets	12,291		547
CURRENT LIABILITIES
Accounts payable	2,000		10,315
Shareholder advances	7,705	[1]	5,725	[1]
Total current liabilities	9,705		16,040
Total liabilities	9,705		16,040
COMMITMENTS AND CONTINGENCIES		[2]		[2]
STOCKHOLDERS' EQUITY (DEFICIT)
Common shares	50,000	[3]	50,000	[3]
Paid-in Capital	(25,000)		(25,000)
Shares subscribed but unissued	36,500	[4]	0	[4]
Accumulated deficit in the exploration stage	(58,914)		(40,493)
Total stockholders' equity (deficit)	2,586		(15,493)
Total liabilities and stockholders' equity (deficit)	$ 12,291		$ 547

[1]	See Note 5.
[2]	See Note 6.
[3]	See Note 7.
[4]	See Note 8.